Fair Value Measurements (FY) (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the Company’s application of the fair value hierarchy to its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015:
	December 31, 2016
	Level 1	Level 2	Level 3	Total
Financial Assets
Foreign currency forwards(1)	$—	$884	$—	$884
Interest rate swaps(2)	—	26,828	—	26,828
Trading securities held in deferred compensation plan(3)	4,207	—	—	4,207
Total	$4,207	$27,712	$—	$31,919
Financial Liabilities
Foreign currency forwards(1)	$—	$152	$—	$152
Interest rate swaps(2)	—	63,482	—	63,482
Deferred compensation plan(3)	4,207	—	—	4,207
Total	$4,207	$63,634	$—	$67,841
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Financial Assets
Foreign currency forwards(1)	$—	$3,348	$—	$3,348
Interest rate swaps(2)	—	23,142	—	23,142
Trading securities held in deferred compensation plan(3)	3,748	—	—	3,748
Total	$3,748	$26,490	$—	$30,238
Financial Liabilities
Foreign currency forwards(1)	$—	$826	$—	$826
Interest rate swaps(2)	—	61,672	—	61,672
Deferred compensation plan(3)	3,748	—	—	3,748
Total	$3,748	$62,498	$—	$66,246

(1)	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
(2)
Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of December 31, 2016 and 2015, respectively. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.

(3)	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.